Related Party Notes Payable (Details) - Schedule of related party notes payable consists - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022		Sep. 30, 2022		Dec. 31, 2021	Dec. 31, 2020
Related Party Notes Payable (Details) - Schedule of related party notes payable consists [Line Items]
Balance	$ 12,253		$ 12,253		$ 13,655	$ 332,355
Interest Expense	996		$ 2,931		$ 13,655
Related party notes – China [Member]
Related Party Notes Payable (Details) - Schedule of related party notes payable consists [Line Items]
Contractual Maturity Date			Due on Demand	[1]	Due on Demand
Contractual Interest Rates			18.00%	[1]	18.00%
Balance	8,451	[1]	$ 8,451	[1]	$ 9,411
Interest Expense	996	[1]	$ 2,931	[1]	$ 9,411
Related party notes – China various other [Member]
Related Party Notes Payable (Details) - Schedule of related party notes payable consists [Line Items]
Contractual Maturity Date			Due on Demand		Due on Demand
Contractual Interest Rates					0.00%
Balance	$ 3,802		$ 3,802		$ 4,244
Interest Expense					$ 4,244

[1]	As of September 30, 2022, the Company was in default on a related party note with a principal value of $8,451.